Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Interest income	₩ 273,460	₩ 270,571	₩ 282,704
Gain on foreign currency transactions	19,976	17,493	24,596
Gain on foreign currency translation	32,768	164,351	17,979
Gain on settlement of derivatives	2,215	9,397	9,016
Gain on valuation of derivatives	255,149	172	77,353
Gain on valuation of financial instruments	90,653	33,868	6,460
Others	52,062	2,762	6,287
Total	₩ 726,283	₩ 498,614	₩ 424,395